Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
(3) Revenue
Disaggregation of Revenue
Our revenues are derived from contracts with customers related to business outsourcing services that we provide. The following table presents the breakdown of the Company’s revenues by service offering:

	Six months ended June 30,
(in thousands)	2021	2020
Digital Customer Experience	$213,277	$136,562
Content Security	79,122	57,614
AI Operations	40,494	22,653

Service Revenue	$332,893	$216,829

The majority of the Company’s revenues are derived from contracts with customers who are located in the United States. However, we deliver our services from geographies outside of the United States. The following table presents the breakdown of the Company’s revenues by geographical location, based on where the services are provided from:

	Six months ended June 30,
(in thousands)	2021	2020
Philippines	$180,259	$118,716
United States	109,687	84,074
Rest of World	42,947	14,039

Service Revenue	$332,893	$216,829

Contract Balances
Accounts receivable, net of allowances includes $71.7 million and $47.4 million of unbilled revenues as of June 30, 2021 and December 31, 2020, respectively.

(3) Revenue
Disaggregation of Revenue
Our revenues are derived from contracts with customers related to business outsourcing services that we provide. The following table presents the breakdown of the Company’s revenues by service offering:

	Year ended December 31, 2020	Year ended December 31, 2019
(in thousands)
Digital Customer Experience	$300,424	$206,471
Content Security	127,657	104,259
AI Operations	49,965	48,951

Service Revenue	$478,046	$359,681

The majority of the Company’s revenues are derived from contracts with customers who are located in the United States. However, we deliver our services from geographies outside of the United States. The following table presents the breakdown of the Company’s revenues by geographical location, based on where the services are provided from:

	Year ended December 31, 2020	Year ended December 31, 2019
(in thousands)
Philippines	$267,687	$208,983
United States	171,476	132,962
Rest of World	38,883	17,736

Service Revenue	$478,046	$359,681

Contract Balances
Accounts receivable, net of allowances includes $47.4 million and $32.1 million of unbilled revenues as of December 31, 2020 and 2019, respectively.